Accounts Receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 5 – ACCOUNTS RECEIVABLE

At December 31, 2020 and 2019, accounts receivable consisted of the following:

	December 31,	December 31,
	2020	2019
Accounts receivable	$26,941,374	$23,790,658
Less: allowance for expected credit losses	(22,960,432)	(13,785,707)
	$3,980,942	$10,004,951

During the years ended December 31, 2020, 2019 and 2018, allowance for expected credit losses amounted to $7,866,302, $12,005,751 and $1,783,204 respectively and was recorded in general and administrative expenses.